FAIR VALUE MEASUREMENTS (10K)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 14.	FAIR VALUE MEASUREMENTS

In accordance with FASB ASC Topic 820, Fair Value Measurements, (“ASC Topic 820”) certain assets and liabilities of the Company are required to be recorded at fair value.  Fair value is determined based on the exchange price that would be received for an asset or paid to transfer a liability in an orderly transaction between market participants.  The guidance in ASC Topic 820 also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimized the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are based on market data obtained from independent sources, while unobservable inputs are based on our market assumptions.  Unobservable inputs require significant management judgment or estimation.  In some cases, the inputs used to measure an asset or liability may fall into different levels of the fair value hierarchy.  In those instances, the fair value measurement is required to be classified using the lowest level of input that is significant to the fair value measurement.  Such determination requires significant management judgment.

The three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies, is as follows:

Level 1	—	Valuations based on quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2	—
Valuations based on observable inputs other than quoted prices in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, and other inputs that are observable or can be corroborated by observable market data.

Level 3	—	Valuations based on unobservable inputs reflecting the Company’s own assumptions, consistent with reasonably available assumptions made by other market participants.

Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurements.  We review the fair value hierarchy classification on a quarterly basis.  Changes in the observability of valuation inputs may result in a reclassification of levels for certain securities within the fair value hierarchy.

Our financial instruments, including cash, cash equivalents, accounts receivable, and accounts payable are carried at cost, which approximates their fair value because of the short-term maturity of these instruments.  We believe that the carrying value of our other receivable and convertible note payable balances approximates fair value based on a valuation methodology using the income approach and a discounted cash flow model.

The following table summarizes the fair value of our financial instruments at September 30, 2015 and December 31, 2014.

Description	September 30, 2015	December 31, 2014
Liabilities:
Promissory note – April 2015	$ 460,000	---

NOTE 17.	FAIR VALUE MEASUREMENTS

In accordance with ASC Topic 820, Fair Value Measurements, (“ASC Topic 820”) certain assets and liabilities of the Company are required to be recorded at fair value.  Fair value is determined based on the exchange price that would be received for an asset or paid to transfer a liability in an orderly transaction between market participants.  The guidance in ASC Topic 820 also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimized the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are based on market data obtained from independent sources, while unobservable inputs are based on our market assumptions.  Unobservable inputs require significant management judgment or estimation.  In some cases, the inputs used to measure an asset or liability may fall into different levels of the fair value hierarchy.  In those instances, the fair value measurement is required to be classified using the lowest level of input that is significant to the fair value measurement.  Such determination requires significant management judgment.

The three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies, is as follows:

Level 1	—	Valuations based on quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2	—
Valuations based on observable inputs other than quoted prices in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, and other inputs that are observable or can be corroborated by observable market data.

Level 3	—	Valuations based on unobservable inputs reflecting the Company’s own assumptions, consistent with reasonably available assumptions made by other market participants.

Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurements.  We review the fair value hierarchy classification on a quarterly basis.  Changes in the observability of valuation inputs may result in a reclassification of levels for certain securities within the fair value hierarchy.

Our financial instruments, including cash, cash equivalents, accounts receivable, and accounts payable are carried at cost, which approximates their fair value because of the short-term maturity of these instruments.  We believe that the carrying value of our notes receivable and accrued interest and convertible note payable balances approximates fair value based on a valuation methodology using the income approach and a discounted cash flow model.

The fair value of our financial instruments consisted of the following at December 31:
Description	2014	2013
Assets:
Notes receivable and accrued interest	---	$ 777,710

Liabilities:
Convertible note – June 2011	---	$ 138,220
Convertible note – July 2011	---	$ 120,738
Convertible note – June 2012	---	$ 888,099